Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial assets:
Cash and deposits with banks	¥ 78,750,443	¥ 76,465,511	¥ 75,697,521
Call loans and bills bought	5,336,280	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	14,148,667	11,024,084
Trading assets	6,512,061	4,585,915
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Investment securities	30,149,837	27,595,598
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Total	276,408,682	252,745,874
Financial liabilities:
Deposits	182,097,319	172,927,810
Call money and bills sold	3,138,049	2,569,056
Repurchase agreements and cash collateral on securities lent	20,166,958	17,786,026
Trading liabilities	4,924,490	3,291,089
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Borrowings	16,107,158	15,371,801
Debt securities in issue	14,075,084	11,984,994
Other financial liabilities	10,523,048	8,522,212
Total	263,407,863	243,363,949
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	6,512,061	4,585,915
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Total	18,797,462	14,724,101
Financial liabilities:
Deposits	(10,306)	(12,641)
Trading liabilities	4,924,490	3,291,089
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Borrowings	(1,087)	(822)
Debt securities in issue	1,909	1,525
Total	17,290,763	14,190,112
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	78,750,443	76,465,511
Call loans and bills bought	5,336,280	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	14,148,667	11,024,084
Investment securities	316,392	235,567
Loans and advances	121,716,465	111,891,134
Other financial assets	7,509,528	5,360,634
Total	227,777,775	210,661,742
Financial liabilities:
Deposits	182,107,625	172,940,451
Call money and bills sold	3,138,049	2,569,056
Repurchase agreements and cash collateral on securities lent	20,166,958	17,786,026
Borrowings	16,108,245	15,372,623
Debt securities in issue	14,073,175	11,983,469
Other financial liabilities	10,523,048	8,522,212
Total	246,117,100	229,173,837
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	24,016,184	22,811,423
Total	24,016,184	22,811,423
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	5,817,261	4,548,608
Total	¥ 5,817,261	¥ 4,548,608